INVESTMENTS - Investment funds (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVESTMENTS
Carrying value under equity investments		¥ 33,674	¥ 21,767
Operating data:
Equity in (loss)/income of affiliates	$ (50)	(347)	(32)	¥ (65)
Balance sheet data:
Current assets		41,940	26,612	9,836
Long-term assets		45,968	37,435	16,553
Current liabilities		31,769	20,404	8,061
Long-term liabilities		10,677	12,011	6,191
Non-controlling interests		342	232	324
Total cash paid for equity method investments		1,400	1,700	200
Investment funds
INVESTMENTS
Carrying value under equity investments		2,500	1,200
Other equity investments
INVESTMENTS
Carrying value under equity investments		2,800	1,800
Equity investments
Operating data:
Revenue		28,423	17,429	14,243
Gross profit		17,608	11,513	8,145
Income from operations		2,590	294	80
Net (loss)/income		970	990	(223)
Net loss attributable to equity method investments companies		(440)	(81)	(79)
Add: Equity dilution impact		93	7	14
Add: Gain from disposal of equity method investments			42
Equity in (loss)/income of affiliates		(347)	¥ (32)	¥ (65)
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INVESTMENTS
Carrying value under equity investments		¥ 8,500